Schedule I - Condensed Financial Information Of Parent (Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 1,258	[1]	$ 1,709	[1]	$ 1,402	[1]	$ 1,412	[1]	$ 1,296	[1]	$ 1,876	[1]	$ 1,458	[1]	$ 1,597	[1]	$ 5,781		$ 6,227	$ 6,269
Impairment and other charges																			123	64
Operating expenses																	4,590		5,216	5,144
Operating Income	111	[1],[2]	578	[1],[2]	344	[1],[2]	158	[1],[2]	91	[1],[2]	494	[1],[2]	270	[1],[2]	156	[1],[2]	1,191		1,011	1,125
Interest income from affiliates																	4	[3]	3	4
Miscellaneous expense																	70		68	88
Other Nonoperating Expense																	37		23	32
Interest charges																	(391)		(387)	(415)
Income tax (benefit)																	309		245	274
Continuing Operations	15	[1]	305	[1]	161	[1]	37	[1]	(1)	[1]	265	[1]	116	[1]	38	[1]	518		418	483
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(1,171)	[1]	69	[1]	50	[1]	(440)	[1]	26	[1]	20	[1]	22	[1]	33	[1]	(1,492)		101	(344)
Net income (Loss) Attributable to Ameren Corporation	(1,156)	[1]	374	[1]	211	[1]	(403)	[1]	25	[1]	285	[1]	138	[1]	71	[1]	(974)		519	139
Other Comprehensive Income (Loss), Net of Taxes:
Pension and other postretirement benefit plan activity, net of income taxes (benefit) of $6, $14, and $(7), respectively																	(8)		(19)	10
Comprehensive Income (Loss) from Continuing Operations, Net of Tax, Portion Attributable to Parent																	510		399	493
Comprehensive Income from Continuing Operations																	(932)		486	135
Other Comprehensive Income (Loss), Taxes:
Pension and other postretirement activity, tax (benefit)																	(6)		(14)	6
Other Comprehensive Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	58		(20)	(16)
Comprehensive Income (Loss) from Discontinued Operations, Net of Tax, Portion Attributable to Parent																	(1,442)		87	(358)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues
Impairment and other charges
Operating expenses																	17		13	19
Operating Income																	(17)		(13)	(19)
Equity in earnings of subsidiaries																	548		451	525
Interest income from affiliates																	3		5	8
Other Nonoperating Expense																	4		4	3
Interest charges																	(39)		(41)	(56)
Income tax (benefit)																	(27)		(20)	(28)
Continuing Operations																	518		418	483
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent																	(1,492)		101	(344)
Net income (Loss) Attributable to Ameren Corporation																	(974)		519	139
Other Comprehensive Income (Loss), Net of Taxes:
Pension and other postretirement benefit plan activity, net of income taxes (benefit) of $6, $14, and $(7), respectively																	(8)		(19)	10
Comprehensive Income (Loss) from Continuing Operations, Net of Tax, Portion Attributable to Parent																	510		399	493
Comprehensive Income from Continuing Operations																	(932)		486	135
Other Comprehensive Income (Loss), Taxes:
Unrealized net gain (loss) on derivative hedging instruments, tax (benefit)																	12		1	(1)
Reclassification adjustments for derivative (gain) included in net income, tax																	1		(3)	5
Pension and other postretirement activity, tax (benefit)																	22		(32)	6
Other Comprehensive Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	50		(14)	(14)
Comprehensive Income (Loss) from Discontinued Operations, Net of Tax, Portion Attributable to Parent																	$ (1,442)		$ 87	$ (358)

[1]	The sum of quarterly amounts, including per share amounts, may not equal amounts reported for year-to-date periods. This is due to the effects of rounding and changes in the number of weighted-average shares outstanding each period.
[2]	Includes pretax "Impairment and other charges" of $123 million recorded to continuing operations during the year ended December 31, 2011. See Note 17 - Impairment and Other Charges for additional information.
[3]	Includes interest income relating to a 2012 refund of charges included in an expired power purchase agreement with Entergy. See Note 2 - Rate and Regulatory Matters for additional information.